Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2021
Water rights | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Water rights | Top of range [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Rights of way [Member] | Bottom of range [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Rights of way [Member] | Top of range [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Corfo Mining properties [Member] | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Corfo Mining properties [Member] | Top of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Mining rights [member]
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Unit-production method
Intellectual property [Member] | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Intellectual property [Member] | Top of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
IT programs [member] | Bottom of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
IT programs [member] | Top of range [member]
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	8 years